Concentration of Credit Risk (Tables)	6 Months Ended
Mar. 31, 2026
Concentration of Credit Risk [Abstract]
Schedule of Concentration Risk

The following table sets forth a summary of single customers who represented 10% or more of the Group’s total accounts receivable:

	As of March 31, 2026	As of September 30, 2025
	(Unaudited)
Percentage of the Group’s total accounts receivable
Customer A	42%	*
Customer B	25%	*
Customer C	13%	38%
Customer D	*	16%

*	Represent percentage less than 10%

The following table sets forth a summary of single suppliers who represented 10% or more of the Group’s total purchases:

	For the six months ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Percentage of the Group’s total purchase
Supplier A	14%	16%
Supplier B	12%	*
Supplier C	11%	11%

*	Represent percentage less than 10%

The following table sets forth a summary of single suppliers who represented 10% or more of the Group’s total advance to suppliers:

	As of March 31, 2026	As of September 30, 2025
	(Unaudited)
Percentage of the Group’s advance to
Supplier D	91%	51%
Supplier E	*	26%
Supplier F	*	19%

*	Represent percentage less than 10%